Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net unrealized holding gains (losses) on investment securities, unrealized gains related to debt securities with credit component realized in earnings, net of tax	¥ 130	¥ 356